Average Annual Total Returns{- Fidelity SAI Emerging Markets Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity SAI Emerging Markets Low Volatility Index Fund
	Fidelity SAI Emerging Markets Low Volatility Index Fund Return Before Taxes Past 1 year	Fidelity SAI Emerging Markets Low Volatility Index Fund Return Before Taxes Since Inception		Fidelity SAI Emerging Markets Low Volatility Index Fund After Taxes on Distributions Past 1 year	Fidelity SAI Emerging Markets Low Volatility Index Fund After Taxes on Distributions Since Inception		Fidelity SAI Emerging Markets Low Volatility Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Emerging Markets Low Volatility Index Fund After Taxes on Distributions and Sales Since Inception		IXYQL Past 1 year	IXYQL Since Inception
Total	5.21%	5.01%	[1]	4.74%	4.52%	[1]	3.37%	3.80%	[1]	6.49%	6.45%	[1]

[1]	(a)From January 30, 2019